United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          January 31, 2008

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total:      $266,041
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
APOLLO GROUP INC.        COM        37604105   15,802,000    225,250.00 X                                29,050  108,250   87,950
CH ROBINSON WORLDWIDE    COM       12541W209    8,113,000    149,904.00 X                                19,500   72,627   57,777
CHOICEPOINT              COM       170388102   28,193,000    774,089.00 X                                97,422  368,696  307,971
EBAY                     COM       278642103   16,468,000    496,156.00 X                                64,239  231,285  200,632
EXPRESS SCRIPTS          COM       302182100   30,285,000    414,850.00 X                                55,893  189,508  169,449
GLOBAL PAYMENTS          COM       37940X102   13,161,000    282,893.00 X                                36,925  136,567  109,401
IDEXX LABS               COM       45168D104   11,210,000    191,195.00 X                                25,600   92,190   73,405
INTERCONTINENTAL EXCHANG COM       45865V100    9,933,000     51,600.00 X                                 6,989   23,836   20,775
INTL SPEEDWAY CORP A     COM       460335201      386,000      9,350.00 X                                     0    9,200      150
INTL GAME TECH           COM       459902102   11,529,000    262,431.00 X                                33,525  126,727  102,179
IRON MOUNTAIN            COM       462846106   15,780,000    426,253.00 X                                59,791  195,589  170,873
KOHLS CORP.              COM       500255104    6,053,000    132,146.00 X                                17,726   63,990   50,430
LABORATORY CORP          COM       50540R409   26,183,000    346,655.00 X                                45,750  164,700  136,205
LIBERTY MEDIA GRP        COM       530555101    8,272,000    211,050.00 X                                27,575  102,625   80,850
NATL MEDICAL HLTH CARD   COM       636918302      983,000    103,928.00 X                                 8,774   52,600   42,554
NAVIGATORS GROUP INC.    COM       638904102    9,953,000    153,112.00 X                                12,448   72,604   68,060
QUEST DIAGNOSTICS INC.   COM       74834L100   12,189,000    230,397.00 X                                28,500  111,909   89,988
STRAYER EDUCATION        COM       863236105   10,407,000     61,000.00 X                                 7,760   30,055   23,185
ZEBRA TECHNOLOGIES       COM       989207105   27,008,000    778,314.00 X                                99,845  366,020  312,449

LARGE CAP VALUE INDEX    MF        464287408      445,000      5,825.00 X                                          5,825        0
MSCI EAFI INDEX          MF        464287465      950,000     12,100.00 X                                         12,100        0
S&P 500 INDEX            MF        464287200      634,000      4,320.00 X                                          4,320        0
S&P MIDCAP 400 INDEX     MF        464287507      217,000      2,550.00 X                                          2,550        0
TWEEDY BROWN GLBL VAL    MF        901165100      612,000     20,451.00 X                                         20,451        0
S&P 100 INDEX FUND       MF        464287101    1,275,000     18,525.00 X                                         18,525        0

TOTAL COMMON STOCK                            261,908,000

TOTAL MUTUAL FUNDS                              4,133,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              266,041,000

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